Taxation - Deferred Tax Assets and Deferred Tax Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Deferred Tax Assets, Net [Abstract]
Total deferred tax assets, net	$ 213	$ 0
Deferred Tax Liabilities, Net [Abstract]
Within one year	165	180
After one year	522	750
Total deferred tax liabilities	$ 687	$ 930